Annual Total Returns - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor International Discovery Fund - Class A
Bar Chart Table:
Annual Return 2012	21.56%
Annual Return 2013	24.48%
Annual Return 2014	(5.91%)
Annual Return 2015	4.45%
Annual Return 2016	(6.08%)
Annual Return 2017	31.25%
Annual Return 2018	(17.43%)
Annual Return 2019	27.09%
Annual Return 2020	20.97%
Annual Return 2021	10.82%